JUNE 30, 1999

                             [LOGO ]BT Mutual Funds

Institutional
Treasury Money Fund
Semi-Annual Report

                         Trust: BT Institutional Funds
                   Investment Advisor: Bankers Trust Company

--------------------------------------------------------------------------------
Institutional Treasury Money Fund

Table of Contents
--------------------------------------------------------------------------------

              Letter to Shareholders ......................................  3

              Institutional Treasury Money Fund
                 Statement of Assets and Liabilities ......................  5
                 Statement of Operations ..................................  5
                 Statements of Changes in Net Assets ......................  6
                 Financial Highlights .....................................  7
                 Notes to Financial Statements ............................  8

              Treasury Money Portfolio
                Statement of Net Assets ...................................  9
                Statement of Operations ................................... 11
                Statements of Changes in Net Assets ....................... 12
                Financial Highlights ...................................... 12
                Notes to Financial Statements ............................. 13

                             ----------------------

The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Bankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.

                             ----------------------

--------------------------------------------------------------------------------
Institutional Treasury Money Fund

Letter to Shareholders
--------------------------------------------------------------------------------

We are pleased to present you with this semi-annual report for the Treasury Money Fund (the "Fund"), providing a detailed review of the market, the Portfolio, and our outlook. Included are a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

MARKET ACTIVITY

In many ways, the semi-annual period ended June 30, 1999 was an after-shock from the global financial crisis that had dominated the money markets throughout 1998.

o As the financial markets began to settle down in the first quarter of 1999 and foreign economies, such as Japan, stabilized and showed signs of recovery, market participants shifted their focus to the strength in the U.S. economy. Although the economic numbers continued to support the strong economy/low inflation scenario, such indicators as robust job growth, low unemployment, and healthy retail sales were perceived as negative for the markets.

o The economy in the second quarter remained very strong. The Federal Reserve Board continued to monitor economic indicators but still did not act, though on May 18th it adopted a policy bias tilted toward higher interest rates. Market expectations of Fed tightening, consumer optimism and spending, above trend economic growth, and reduced concerns over international turmoil combined to push yields on short-term money market securities significantly higher.

o Over the semi-annual period, the money market yield curve steepened.

The only real relief to the pressures put on the money markets came in March, as developments in Kosovo, Treasury paydowns and softer data supported the short end of the market.

                                   RATINGS(2)
                                    S&P: AAAm
                                  Moody's: AAA

o Market participants exhibited steady demand for short-term U.S. securities as the crisis in Kosovo continued to escalate.

o The budget surplus and expectations of strong April tax receipts also pushed short-end yields lower.

o Strong performance from oil and other commodities kept market participants from buying long-term securities, as inflation fears began to heighten.

As generally expected, at their June 30 meeting, the Federal Reserve Board voted to raise the targeted federal funds rate by 0.25% to 5.00%, on concerns that a strong economy would rekindle inflation.

o This action reversed the trend of monetary policy easing through a series of cuts in the second half of 1998.

o While there is still little evidence of inflation, this monetary policy tightening was intended to make sure the economy does not get derailed by a spiral of rising wages and prices.

                    Diversification of Portfolio Investments

                       By Asset Type as of June 30, 1999
                      (percentages are based on net assets)

                               [GRAPHIC OMITTED]


Repurchase
Agreements
77%
                                                                   U.S. Treasury
                                                                       Notes 23%


o The Federal Reserve Board changed its bias to neutral, which helped the U.S. fixed income markets stage a small rally on the last day of June.


                             STATUS AT JUNE 30, 1999
                        Seven day effective yield: 4.69%
                            Average maturity: 38 days
                           Net Assets: $1.893 billion

INVESTMENT REVIEW

We were able to produce competitive yields in the Institutional Treasury Money Fund. We maintained a neutral to the benchmark weighted average maturity position for most of the semi-annual period, as the Federal Reserve Board remained neutral. As the yield curve steepened, we began to implement our Y2K strategy, i.e. a barbell strategy through the purchase of longer-dated Treasury securities that not only enable us to take advantage of the higher yields but also to begin accumulating securities maturing early next year. Our Y2K strategy was further implemented to ensure that repurchase agreements would be available to the Fund at year end, avoiding any liquidity issues that may arise.

Six months ended        Annualized 7 Day     Annualized 7 Day
 June 30, 1999            Current Yield       Effective Yield
-------------------------------------------------------------------------------
Institutional
  Treasury Money Fund(1)      4.59%                4.69%
-------------------------------------------------------------------------------
IBC U.S. Treasury and Repo
  Money Funds Average         4.32%                4.41%

-----------------

(1) Past performance is not indicative of future results. Yields will vary. Yield quotes for money market funds most closely reflect the fund's current earnings. Although money market funds seek to maintain a share value of $1.00 per share, it is possible to lose money by investing in the Fund. "Current yield" refers to the income generated by an investment in the Fund over a 7-day period. This income is then "annualized." The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. Mutual funds are not bank deposits or obligations of any bank, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

(2) Ratings are subject to change and do not remove market risks.

-------------------------------------------------------------------------------
Institutional Treasury Money Fund

Letter to Shareholders
-------------------------------------------------------------------------------

MANAGER OUTLOOK

Looking ahead for the near term, the U.S. economy looks very healthy indeed. However, while inflation appears to remain dormant, we should recognize that there have been numerous indicators released that are frequently considered harbingers of future inflation. For example:

o unemployment remains at a thirty-year low

o economic growth has been inordinately robust in historical terms

o oil prices are rebounding, and

o troubled Pacific Rim and other emerging market economies appear to have recovered from recent turmoil.

The Federal Reserve Board itself has suggested that its outlook on interest rates has changed from a bias toward higher rates to neutral. Of course, given the tight labor market and this other economic and price data, the policy makers also said they must "be especially alert." Thus, we believe as do many analysts, that there may be further interest rate increases on the horizon. Clearly, the degree of tightening and the timing of the Federal Reserve Board's next moves, if any, will be key to U.S. money market performance during the second half of 1999; however, supply and demand factors will likely be even more significant.

For example, the short-term U.S. Treasury market and thus the Fund continue to be impacted by the decreasing need for permanent financing of government debt. The U.S. Treasury has opted to reduce longer-term financing, and when temporary cash needs arise around tax dates, to issue large cash management bills. These changes are significant to the technical condition, or supply, of the amount of collateral available to the repurchase agreement market. Thus, we intend to actively trade the Funds portfolio to take advantage of market changes caused by this abnormal issuance.

We will, of course, continue to closely observe economic conditions and how they affect the financial markets, as we seek to provide high current income consistent with liquidity and capital preservation.

As always, we appreciate your ongoing support of the Institutional Treasury Money Fund, and we look forward to continuing to serve your investment needs for many years ahead.

                              /s/ Darlene M. Rasel
                              --------------------
                                Darlene M. Rasel
                Portfolio Manager of the Treasury Money Portfolio
                                  June 30, 1999

-------------------------------------------------------------------------------
Institutional Treasury Money Fund

Statement of Assets and Liabilities June 30, 1999 (unaudited)
-------------------------------------------------------------------------------

Assets
   Investment in Treasury Money Portfolio, at Value ...............................................   $1,899,247,904
   Prepaid Expenses ...............................................................................           63,415
                                                                                                      --------------
Total Assets ......................................................................................    1,899,311,319
                                                                                                      --------------
Liabilities
   Dividends Payable ..............................................................................        5,737,592
   Due to Bankers Trust ...........................................................................           89,849
   Accrued Expenses ...............................................................................           52,873
                                                                                                      --------------
Total Liabilities .................................................................................        5,880,314
                                                                                                      --------------
Net Assets ........................................................................................    1,893,431,005
                                                                                                      --------------
Shares Outstanding ($0.001 par value per share, unlimited number
   of shares of beneficial interest authorized) ...................................................    1,893,049,804
                                                                                                      --------------
Net Asset Value, Offering and Redemption Price Per Share (net assets divided by shares outstanding)   $         1.00
                                                                                                      ==============
Composition of Net Assets
   Paid-in Capital ................................................................................   $1,893,049,804
   Accumulated Net Realized Gain from Investment Transactions .....................................          381,201
                                                                                                      --------------
Net Assets, June 30, 1999 .........................................................................   $1,893,431,005
                                                                                                      ==============



-------------------------------------------------------------------------------

Statement of Operations For the six months ended June 30, 1999 (unaudited)
-------------------------------------------------------------------------------

Investment Income
   Income Allocated from Treasury Money Portfolio, net .......     $ 42,184,248
                                                                   ------------
Expenses
   Administration and Service Fees ...........................          458,361
   Registration Fees .........................................           43,336
   Printing and Shareholder Report Expenses ..................            7,404
   Professional Fees .........................................            7,068
   Trustees Fees .............................................            3,964
   Miscellaneous Expenses ....................................            3,896
                                                                   ------------
   Total Expenses ............................................          524,029
   Less: Fees Waived by Bankers Trust ........................          (65,669)
                                                                   ------------
      Net Expenses ...........................................          458,360
                                                                   ------------
Net Investment Income ........................................       41,725,888
Net Realized Gain from Investment Transactions ...............           16,381
                                                                   ------------
Net Increase in Assets from Operation ........................     $ 41,742,269
                                                                   ============

                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
Institutional Treasury Money Fund

Statements of Changes in Net Assets
-------------------------------------------------------------------------------

                                                                         For the                   For the
                                                                    six months ended             year ended
                                                                     June 30, 1999(1)         December 31, 1998
                                                                    -----------------         -----------------
Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income ..................................         $     41,725,888          $    105,928,933
   Net Realized Gain from Investment Transactions .........                   16,381                   199,282
                                                                    ----------------          ----------------
Net Increase in Net Assets from Operations ................               41,742,269               106,128,215
                                                                    ----------------          ----------------
Distributions to Shareholders
   Net Investment Income ..................................              (41,725,888)             (105,937,011)
                                                                    ----------------          ----------------
Capital Transactions in Shares of Beneficial Interest
  (at Net Asset Value of $1.00 per share)
   Proceeds from Sales of Shares ..........................            4,395,575,534            15,298,889,115
   Dividend Reinvestments .................................               27,715,648                73,703,414
   Cost of Shares Redeemed ................................           (4,258,710,840)         $(15,496,583,149)
                                                                    ----------------          ----------------
Net Increase (Decrease) from Capital Transactions in Shares
   of Beneficial Interest .................................              164,580,342              (123,990,620)
                                                                    ----------------          ----------------
Total Increase (Decrease) in Net Assets ...................              164,596,723              (123,799,416)
Net Assets
Beginning of Period .......................................            1,728,834,282             1,852,633,698
                                                                    ----------------          ----------------
End of Period .............................................         $  1,893,431,005          $  1,728,834,282
                                                                    ================          ================

---------------------

(1) Unaudited.

                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
Institutional Treasury Money Fund

Financial Highlights
-------------------------------------------------------------------------------

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for each of the years indicated for the Institutional Treasury Money Fund.

                                                  For the
                                              six months ended                 For the years ended December 31,
                                                  June 30,      ------------------------------------------------------------
                                                   1999(1)         1998         1997         1996         1995        1994
                                              ----------------  ----------   ----------   ----------   ----------   --------
Per Share Operating Performance:
Net Asset Value, Beginning of Period ........... $     1.00     $     1.00   $     1.00   $     1.00   $     1.00   $   1.00
                                                 ----------     ----------   ----------   ----------   ----------   --------
Income from Investment Operations
   Net Investment Income .......................       0.02           0.05         0.05         0.05         0.06       0.04
   Net Realized Gain (Loss) from Investment
     Transactions ..............................       0.00(2)        0.00(2)      0.00(2)      0.00(2)      0.00(2)   (0.00)(2)
                                                 ----------     ----------   ----------   ----------   ----------   --------
Total from Investment Operations ...............       0.02           0.05         0.05         0.05         0.06       0.04
                                                 ----------     ----------   ----------   ----------   ----------   --------
Distributions to Shareholders
   Net Investment Income .......................      (0.02)         (0.05)       (0.05)       (0.05)       (0.06)     (0.04)
                                                 ----------     ----------   ----------   ----------   ----------   --------
Net Asset Value, End of Period ................. $     1.00     $     1.00   $     1.00   $     1.00   $     1.00   $   1.00
                                                 ==========     ==========   ==========   ==========   ==========   ========
Total Investment Return ........................       2.28%          5.28%        5.42%        5.22%        5.71%      3.92%
Supplemental Data and Ratios:
   Net Assets, End of Period (000s omitted) .... $1,893,431     $1,728,834   $1,852,634   $1,424,305   $1,325,069   $182,101
   Ratios to Average Net Assets:
      Net Investment Income ....................       4.55%(3)       5.16%        5.26%        5.10%        5.53%      3.97%
      Expenses, Including Expenses of the
        Treasury Money Portfolio ...............       0.25%(3)       0.25%        0.25%        0.25%        0.25%      0.25%
      Decrease Reflected in Above Expense
        Ratios Due to Expenses Reimbursed
        and/or Fees Waived by Bankers Trust ....       0.01%(3)       0.01%        0.02%        0.01%        0.07%      0.04%

------------------

(1) Unaudited.

(2) Less than $0.01 per share.

(3) Annualized.

                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
Institutional Treasury Money Fund

Notes to Financial Statements (unaudited)
-------------------------------------------------------------------------------

Note 1--Organization and Significant Accounting Policies

A. Organization

BT Institutional Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on March 26, 1990, as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. The Institutional Treasury Money Fund (the "Fund") is one of the institutional funds offered to investors by the Trust. The Fund began operations and offering shares of beneficial interest on July 25, 1990. The Fund invests substantially all of its assets in the Treasury Money Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The value of the Fund's investment in the Portfolio reflects its proportionate interest in the net assets of the Portfolio. At June 30, 1999, the Fund's investment was approximately 78% of the Portfolio.

The financial statements of the Portfolio, including a list of assets held, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

B. Valuation

Valuation of securities by the Portfolio is discussed in Note 1B of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

C. Investment Income

The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. Distributions

It is the Fund's policy to declare dividends daily and pay monthly to shareholders from net investment income. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund are made annually to the extent they exceed capital loss carryforwards.

E. Federal Income Taxes

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

F. Other

The Trust accounts separately for the assets, liabilities, and operations of the Fund. Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to all of the Trust's funds are allocated among them. Investment transactions are accounted for on a trade date basis. Realized gains and losses are determined on a trade date basis.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates

The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of .05% of the Fund's average daily net assets.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to .05% of the average daily net assets of the Fund, excluding expenses of the Portfolio and .25% of the average daily net assets of the Fund, including expenses of the Portfolio.

ICC Distributors, Inc., a member of the Forum Group of Companies, provides distribution services to the Fund.

The Portfolio in which the Fund invests is a participant with other affiliated entities in a revolving credit facility in the amount of $100,000,000, which expires April 29, 2000. A commitment fee of .10% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally among all participants. Amounts borrowed under the credit facility will bear interest at a rate per annum equal to the Federal Funds Rate plus .50%. No amounts were drawn down or outstanding under the credit facility as of and for the six months ended June 30, 1999.

Bankers Trust Company is a wholly owned subsidiary of Bankers Trust Corporation. In November 1998 Bankers Trust Corporation ("BT Corp.") and Deutsche Bank AG ("Deutsche Bank") entered into an Agreement and Plan of Merger which was consummated on June 4, 1999. As a result of the transaction, BT Corp. became a wholly-owned subsidiary of Deutsche Bank.

-------------------------------------------------------------------------------
Treasury Money Portfolio

Statement of Net Assets June 30, 1999 (unaudited)
-------------------------------------------------------------------------------



  Principal
    Amount                             Description                                                     Value
  ---------                            -----------                                                     -----
              U.S. TREASURY NOTES/BONDS - 22.6%
$ 15,000,000   6.375%, 7/15/99 ..................................................................... $ 15,008,967
 169,000,000   6.875%, 8/31/99 .....................................................................  169,567,766
 117,000,000   5.875%, 11/15/99 ....................................................................  117,440,803
  24,000,000   7.75%, 1/31/00 ......................................................................   24,397,884
 135,000,000   5.875%, 2/15/00 .....................................................................  135,641,096
  89,000,000   7.125%, 2/29/00 .....................................................................   90,153,507
                                                                                                     ------------
Total U.S. Treasury Notes/Bonds (Amortized Cost $552,210,032) ......................................  552,210,023
                                                                                                     ------------


              REPURCHASE AGREEMENTS - 76.8%
  95,000,000   Tri-Party Repurchase Agreement with Banque Paribas,
               Dated 6/30/99, 4.90%, principal and interest in the amount of
               $95,012,931 due 7/01/99, (Collateralized by U.S. Treasury Bond,
               par value of $95,000,059, coupon rate of 8.125%, due 5/15/21,
               value of $96,900,060) .............................................................     95,000,000

  95,000,000   Tri-Party Repurchase Agreement with Chase Manhattan,
               Dated 6/30/99, 4.70%, principal and interest in the amount of
               $95,012,403 due 7/01/99, (Collateralized by U.S. Treasury Note,
               par value of $96,780,000, coupon rate of 5.75%, due 6/30/01,
               value of $96,900,978) .............................................................     95,000,000

 100,000,000   Tri-Party Repurchase Agreement with CIBC,
               Dated 6/30/99, 4.75%, principal and interest in the amount of
               $100,013,194 due 7/01/99, (Collateralized by U.S. Treasury Bonds,
               par value of $69,467,000, coupon rates of 7.50% to 9.875%, due from 11/15/15 to 11/15/16, value of $82,869,272; and U.S.
               Treasury Note, par value of $18,651,000, coupon rate of 6.125%,
               due 8/15/07, value of $19,135,000) ................................................    100,000,000

 100,000,000   Tri-Party Repurchase Agreement with Credit Suisse First Boston,
               Dated 4/07/99, 4.73%, principal and interest in the amount of
               $101,182,500 due 7/06/99, (Collateralized by U.S. Treasury Bills,
               par value of $108,012,000, coupon rates of 4.485% to 4.615%, due
               from 3/30/00 to 5/25/00, value of $103,481,211) ...................................    100,000,000

 100,000,000   Tri-Party Repurchase Agreement with Goldman Sachs,
               Dated 6/30/99, 4.80%, principal and interest in the amount of
               $100,013,333 due 7/01/99, (Collateralized by U.S. Treasury Note,
               par value of $100,000,097, coupon rate of 5.25%, due 5/14/04,
               value of $102,000,099) ............................................................    100,000,000

 100,000,000   Tri-Party Repurchase Agreement with Greenwich Capital,
               Dated 6/30/99, 4.85%, principal and interest in the amount of
               $100,013,472 due 7/01/99, (Collateralized by U.S. Treasury Bonds,
               par value of $28,191,000, coupon rates of 5.25% to 14.25%, due from 2/15/02 to 2/15/29, value of $32,991,763; and U.S. Treasury
               Notes, par value of $67,618,000, coupon rates of 4.25% to 8.00%,
               due from 7/15/99 to 2/15/08, value of $69,009,842) ................................    100,000,000

  95,000,000   Tri-Party Repurchase Agreement with JP Morgan, Inc.,
               Dated 6/30/99, 4.70%, principal and interest in the amount of
               $95,012,403 due 7/01/99, (Collateralized by U.S. Treasury Notes,
               par value of $95,000,383, coupon rates of 4.50% to 6.50%, due
               from 1/31/01 to 5/31/01, value of $96,900,390) ....................................     95,000,000

 100,000,000   Tri-Party Repurchase Agreement with Merrill Lynch, & Co.,
               Dated 6/30/99, 4.70%, principal and interest in the amount of
               $100,013,056 due 7/01/99, (Collateralized by U.S. Treasury Bond,
               par value of $35,064,000, coupon rate of 13.25%, due 5/15/14, value of $53,450,600; and U.S. Treasury Notes, par value of
               $47,456,000, coupon rate of 6.25% to 7.75%, due from 5/31/00 to
               2/15/01, value of $48,552,320) ....................................................    100,000,000

                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
Treasury Money Portfolio

Statement of Net Assets June 30, 1999 (unaudited)
-------------------------------------------------------------------------------

  Principal
    Amount                             Description                                                     Value
  ---------                            -----------                                                     -----
$200,000,000   Tri-Party Repurchase Agreement with Merrill Lynch, & Co.,
               Dated 4/07/99, 4.74%, principal and interest in the amount of
               $200,026,333 due 7/27/99, (Collateralized by U.S. Treasury Bonds,
               par value of $37,834,000, coupon rates of 10.375% to 13.25%, due from 11/15/12 to 5/15/14, value of $48,857,045; U.S. Treasury
               Notes, par value of $141,030,000, coupon rates of 5.375% to
               6.50%, due from 8/15/99 to 5/15/08, value of $142,386,590; and
               U.S. Treasury Strips, par value of $36,484,000, coupon rate of
               9.875%, due 11/15/15, value of $12,759,185) .......................................  $ 200,000,000

  18,555,034   Tri-Party Repurchase Agreement with Morgan Stanley Dean Witter,
               Dated 6/30/99, 2.90%, principal and interest in the amount of
               $18,556,529 due 7/01/99, (Collateralized by U.S. Treasury Notes,
               par value of $20,132,089, coupon rates of 4.625% to 6.50%, due from 11/30/00 to 10/15/06, value of $20,534,522; and U.S.
               Treasury Bonds, par value of $524,758, coupon rates of 9.00% to
               10.625%, due from 8/15/15 to 11/15/18, value of $535,461) .........................     18,555,034

 178,123,830   Tri-Party Repurchase Agreement with Morgan Stanley Dean Witter,
               Dated 6/30/99, 4.75%, principal and interest in the amount of
               $178,147,332 due 7/01/99, (Collateralized by U.S. Treasury Notes,
               par value of $173,074,138, coupon rates of 4.625% to 6.50%, due from 11/30/00 to 10/15/06, value of $176,533,829; and U.S.
               Treasury Bonds, par value of $4,511,306, coupon rates of 9.00% to
               10.625%, due from 8/15/15 to 11/15/18, value of $4,603,323) .......................    178,123,830

  95,000,000   Tri-Party Repurchase Agreement with Salomon Smith Barney,
               Dated 6/30/99, 4.85%, principal and interest in the amount of
               $95,012,799 due 7/01/99, (Collateralized by U.S. Treasury Notes,
               par value of $94,586,000, coupon rates of 5.875% to 6.375%, due
               from 7/31/99 to 2/15/07, value of $96,942,595) ....................................     95,000,000

 100,000,000   Tri-Party Repurchase Agreement with Swiss Bank,
               Dated 6/30/99, 4.75%, principal and interest in the amount of
               $100,013,194 due 7/01/99, (Collateralized by U.S. Treasury
               Strips, par value of $234,783,000, coupon rates of 8.875% to
               10.00%, due from 5/15/11 to 1/15/17, value of $102,000,668) .......................    100,000,000

 200,000,000   Tri-Party Repurchase Agreement with Swiss Bank,
               Dated 6/30/99, 4.80%, principal and interest in the amount of
               $200,026,667 due 7/01/99, (Collateralized by U.S. Treasury
               Strips, par value of $86,000,000, coupon rate of 11.75%, due
               11/15/14, value of $44,599,599; U.S. Treasury Strips, par value of $425,202,000, coupon rates of 8.80% to 10.00%, due 8/15/10 to
               8/15/17, value of $159,402,267) ...................................................    200,000,000

 300,000,000   Open Tri-Party Repurchase Agreement with Westdeutsche Landesbank,
               Dated 2/01/99, 4.77%, Daily Variable Rate, principal amount of
               $300,000,000, interest amount varies dependent on rate, due
               12/31/99, (Collateralized by U.S. Treasury Notes, par value of
               $186,840,392, coupon rate of 5.50% to 7.50%, due from 7/15/99 to
               4/30/03, value of $190,577,200; and U.S. Treasury Bonds, par value of $113,162,765, coupon rates of 6.125% to 12.00%, due from
               2/15/01 to 11/15/27, value of $115,426,020) .......................................    300,000,000
                                                                                                   --------------

Total Repurchase Agreements (Amortized Cost $1,876,678,864) ......................................  1,876,678,864
                                                                                                   --------------

Total Investments
(Amortized Cost $2,428,888,896) ..........................................................  99.4%  $2,428,888,887
Other Assets in Excess of Liabilities ....................................................   0.6%      14,288,915
                                                                                           -----   --------------
Net Assets ............................................................................... 100.0%  $2,443,177,802
                                                                                           =====   ==============

                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
Treasury Money Portfolio

Statement of Operations For the six months ended June 30, 1999 (unaudited)
-------------------------------------------------------------------------------

Investment Income
   Interest ................................................       $ 53,111,532
                                                                   ------------
Expenses
   Advisory Fee ............................................          1,662,515
   Administration and Service Fees .........................            554,172
   Professional Fees .......................................             15,505
   Trustees Fees ...........................................              2,250
   Miscellaneous Expenses ..................................             29,690
                                                                   ------------
   Total Expenses ..........................................          2,264,132
   Less: Fees Waived by Bankers Trust ......................            (47,278)
                                                                   ------------
      Net Expenses .........................................          2,216,854
                                                                   ------------
Net Investment Income ......................................         50,894,678
Net Realized Gain from Investment Transactions .............             19,026
                                                                   ------------
Net Increase in Net Assets from Operations .................       $ 50,913,704
                                                                   ============

                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
Treasury Money Portfolio

Statements of Changes in Net Assets
-------------------------------------------------------------------------------

                                                                                 For the            For the
                                                                             six months ended      year ended
                                                                              June 30, 1999(2)  December 31, 1998
                                                                            ------------------  -----------------
Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income                                                      $    50,894,678    $    127,099,237
   Net Realized Gain from Investment Transactions                                      19,026             236,294
                                                                              ---------------    ----------------
Net Increase in Net Assets Resulting from Operations                               50,913,704         127,335,531
                                                                              ---------------    ----------------
Capital Transactions
   Proceeds from Capital Invested                                               5,226,674,257      23,769,168,473
   Value of Capital Withdrawn                                                  (4,873,056,588)    (23,977,157,512)
                                                                              ---------------    ----------------
Net Increase (Decrease) in Net Assets from Capital Share Transactions             353,617,669        (207,989,039)
                                                                              ---------------    ----------------
Total Increase (Decrease) in Net Assets                                           404,531,373         (80,653,508)
Net Assets
Beginning of Period                                                             2,038,646,429       2,119,299,937
                                                                              ---------------    ----------------
End of Period                                                                 $ 2,443,177,802    $  2,038,646,429
                                                                              ===============    ================


-------------------------------------------------------------------------------

Financial Highlights
-------------------------------------------------------------------------------

Contained below are selected ratios and supplemental data for each of the periods indicated for the Treasury Money Portfolio.

                                                For the
                                            six months ended                    For the years ended December 31,
                                                June 30,         ---------------------------------------------------------------
                                                 1999(2)         1998           1997           1996          1995           1994
                                           -----------------     ----           ----           ----          ----           ----
Supplemental Data and Ratios:
   Net Assets, End of Period (000s omitted)    $2,443,178     $2,038,646     $2,119,300     $1,979,713     $1,941,082     $882,775
   Ratios to Average Net Assets:
      Net Investment Income                          4.59%(3)       5.23%          5.29%          5.14%          5.58%        3.93%
      Expenses                                       0.20%(3)       0.20%          0.20%          0.20%          0.20%        0.20%
      Decrease Reflected in Above
        Expense Ratios Due to Expenses
        Reimbursed and/or Fees Waived
        by Bankers Trust                             0.00%(1,3)     0.00%(1)       0.00%(1)       0.00%(1)       0.01%        0.01%

------------------

(1) Less than 0.01%.

(2) Unaudited.

(3) Annualized.

                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
Treasury Money Portfolio

Notes to Financial Statements (unaudited)
-------------------------------------------------------------------------------

Note 1--Organization and Significant Accounting Policies

A. Organization

The Treasury Money Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on March 26, 1990, as an unincorporated trust under the laws of New York, and began operation on July 23, 1990. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. Security Valuation

Investments are valued at amortized cost, which is in accordance with Rule 2a-7 of the Investment Company Act of 1940 and represents the fair value of the Portfolio's investments.

C. Security Transactions and Interest Income

Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Expenses are recorded as incurred. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. Repurchase Agreements

The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Adviser, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and pursuant to the terms of the repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

The Portfolio may enter into tri-party repurchase agreements with broker-dealers, and domestic banks. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is sufficient if the broker defaults.

E. Federal Income Taxes

The Portfolio is considered to be a partnership under the Internal Revenue Code. Therefore, no federal income tax provision is required.

F. Other

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of .05% of the Portfolio's average daily net assets. For the six months ended June 30, 1999, administrative and service fees amounted to $554,172, of which $93,703 was payable at the end of the period.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of .15% of the Portfolio's average daily net assets. For the six months ended June 30, 1999, advisory fees amounted to $1,662,515, of which $281,109 was payable at the end of the period.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to
 .20% of the average daily net assets of the Portfolio.

The Portfolio is a participant with other affiliated entities in a revolving credit facility in the amount of $100,000,000, which expires April 29, 2000. A commitment fee of .10% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally among all participants. Amounts borrowed under the credit facility will bear interest at a rate per annum equal to the Federal Funds Rate plus .50%. No amounts were drawn down or outstanding under the credit facility as of and for the six months ended June 30, 1999.

-------------------------------------------------------------------------------
Treasury Money Portfolio

Notes to Financial Statements (unaudited)
-------------------------------------------------------------------------------

Bankers Trust Company is a wholly owned subsidiary of Bankers Trust Corporation. In November 1998 Bankers Trust Corporation ("BT Corp.") and Deutsche Bank AG ("Deutsche Bank") entered into an Agreement and Plan of Merger which was consummated on June 4, 1999. As a result of the transaction, BT Corp. became a wholly-owned subsidiary of Deutsche Bank.

Note 3--Net Assets

At June 30, 1999, net assets consisted of:
Paid-in Capital .................................  $2,443,177,802
                                                   ==============

                      This page intentionally left blank.

Investment Advisor and Administrator of the Portfolio
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY 10006

Distributor
ICC DISTRIBUTORS, INC.
Two Portland Square
Portland, ME 04101

Custodian and Transfer Agent
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY 10006

Independent Accountants
PRICEWATERHOUSECOOPERS LLP
250 West Pratt Street
Baltimore, MD 21201

Counsel
WILLKIE FARR & GALLAGHER
787 7th Avenue
New York, NY 10019



[GRAPHIC OMITTED]

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager

or write to us at:             BT Service Center
                               P.O. Box 419210
                               Kansas City, MO 64141-6210
or call our toll-free number:  1-800-368-4031

This report must be preceded or accompanied by a current prospectus for the Fund.

Institutional Treasury Money Fund                      CUSIP #055924203
BT Institutional Funds                                 480SA (6/99)

Distributed by:
ICC Distributors, Inc.
Two Portland Square
Portland, ME 04101